Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Severance	$ (63)	$ (92)
Acquisition and other	(51)	(44)
Total severance, acquisition and other costs	$ (114)	$ (136)
Reduction in management workforce		4.00%